SHARE CAPITAL (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended														12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2013 EUR (€) item	Dec. 31, 2013 RUB item	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 RUB	Dec. 31, 2013 Class A USD ($)	Dec. 31, 2013 Class A RUB	Dec. 31, 2013 Class A EUR (€) item	Mar. 31, 2013 Class A	Dec. 31, 2012 Class A EUR (€)	Dec. 31, 2012 Class A RUB	Dec. 31, 2013 Class B EUR (€) item	Dec. 31, 2013 Class B RUB	Dec. 31, 2012 Class B EUR (€)	Dec. 31, 2012 Class B RUB	Dec. 31, 2013 Class C EUR (€)	Dec. 31, 2013 Class C RUB	Dec. 31, 2012 Class C EUR (€)	Dec. 31, 2012 Class C RUB	Dec. 31, 2013 Class C Yandex Conversion Foundation EUR (€) item	Dec. 31, 2013 Priority share EUR (€)	Dec. 31, 2012 Priority share EUR (€)	Dec. 31, 2013 Priority share Sberbank	Sep. 21, 2009 Priority share Sberbank EUR (€)	Dec. 31, 2013 Preference shares EUR (€)	Dec. 31, 2012 Preference shares EUR (€)
SHARE CAPITAL
Number of authorized classes of ordinary shares	3	3
Common stock par value (in euros per share)							€ 0.01		€ 0.01		€ 0.10		€ 0.10		€ 0.09		€ 0.09		€ 0.09
Number of votes per ordinary share							1				10	10							9
Maximum dividend rate (in euros per share)																			€ 0.01
Accumulation of stakes in excess of which, the priority shareholder has a right to veto (as a percent)																						25.00%
Par value (in euros per share)																				€ 1	€ 1		€ 1	€ 0.01	€ 0.01
Period of irrevocable authority to issue shares and grant rights thereon																								5 years
Maximum subsequent period of irrevocable authority to issue shares and grant rights																								5 years
Preference shares dividend variable rate basis																								12-month EURIBOR
Preference shares dividend basis spread on variable rate (as a percent)																								2.00%
Share capital
Authorized (in shares)	4,204,230,282	4,204,230,282	4,318,989,446	4,318,989,446
Preferred shares authorized																				1	1			2,000,000,001	2,000,000,001
Shares authorized							2,000,000,000		2,000,000,000	2,000,000,000	102,115,140	102,115,140	159,494,722	159,494,722	102,115,140	102,115,140	159,494,722	159,494,722
Issued and fully paid (in shares)	353,032,573	353,032,573	355,732,713	355,732,713
Preferred shares issued																				1	1			0	0
Ordinary shares issued							256,998,306		202,318,864	202,318,864	72,923,447	72,923,447	125,441,218	125,441,218	23,110,819	23,110,819	27,972,630	27,972,630
Common stock value (in EUR or RUR)	€ 11.9	335.0	€ 17.0	547.0		106.0	€ 2.5		€ 2.0	83.0	€ 7.3	138.0	€ 12.5	362.0	€ 2.1	91.0	€ 2.5	102.0
Number of shares authorized for repurchase on the open market								12,000,000
Number of additional shares authorized for repurchase							3,000,000
Number of Shares Repurchased					8,599,377	8,599,377
Average price of shares repurchased (in dollars per share)					$ 30.70
Aggregate amount of shares authorized for repurchase					$ 260.3	8,518.0
Number of shares used to satisfy company's obligation under Share-Based Awards					2,333,132	2,333,132